Earnings Per Share	12 Months Ended
Dec. 31, 2025
Earnings Per Share
Earnings per share

Note 21 – Earnings Per Share

The Group computes earnings per Class A and Class B common shares in accordance with ASC Topic 260, Earnings Per Share (“ASC 260”), using the two-class method. The liquidation and dividend rights of the holders of the Company’s Class A and Class B common shares are identical, except with respect to voting rights. As a result, and in accordance with ASC 260, the undistributed earnings for each year are allocated based on the contractual participation rights of the Class A and Class B common shares as if the earnings for the year had been distributed. As the liquidation and dividend rights are identical, the undistributed earnings are allocated on a proportionate basis. Further, as the conversion of Class B common shares is assumed in the computation of the diluted earnings per Class A common share, the undistributed earnings are equal to net income for that computation.

As of December 31, 2025 and 2024, the total number of registered and unregistered warrants outstanding was 25,042,797 and 471,858, respectively. For the year ended December 31,2025 and 2024, no warrants were included in the diluted loss per share as they would be anti-dilutive. For the year ended December 31, 2023, no warrants were included in diluted income per share since the exercise prices for the warrants were higher than the average market price.

The following table presents a reconciliation of basic and diluted earnings (loss) per share:

	Years Ended December 31,
	2025	2024	2023
Numerator:
Net loss	$(31,041,659)	$(3,565,285)	$5,017,546
Less: Net loss attributable to non-controlling interests	(18,416)	(323,515)	(565,301)
Less: Deemed dividend to warrants holders	401,000	-	-
	$(31,424,243)	$(3,241,770)	$5,582,847
Denominator
Weighted average shares Outstanding – Basic	2,303,740	423,174	69,186
Dilutive securities – Unexercised warrants	-	-	-
Weighted average shares outstanding – Diluted	2,303,740	423,174	69,186

(Loss) earnings per share – Basic	$(13.64)	$(7.66)	$80.69
(Loss) earnings per share – Diluted	$(13.64)	$(7.66)	$80.69